Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Betting revenue	$ 491,139	$ 49,231
Other sources of revenue	3,277	16,852
Total revenue	2,029,238	1,312,315	[1]
Poker
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from customers in scope of IFRS 15	892,557	877,296
Gaming
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from customers in scope of IFRS 15	585,846	334,781
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from customers in scope of IFRS 15	$ 56,419	$ 34,155

[1]	Certain amounts were reclassified in the comparative period. See note 2.